All Market Real Return Portfolio

Consolidated Portfolio of Investments

July 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 80.6%
Real Estate – 42.8%
Diversified REITs – 3.8%
British Land Co. PLC (The)	440,994	$2,026,779
Broadstone Net Lease, Inc.	80,724	1,310,958
CapitaLand Integrated Commercial Trust(a)	2,136,252	3,606,977
Charter Hall Group	142,520	1,836,137
Covivio SA/France	13,296	860,807
Essential Properties Realty Trust, Inc.	144,700	4,411,903
GPT Group (The)	560,960	1,827,387
KDX Realty Investment Corp.	663	712,501
Merlin Properties Socimi SA	118,120	1,635,495
Stockland	1,764,090	6,254,202
United Urban Investment Corp.	941	1,033,197

		25,516,343

Health Care REITs – 5.1%
Aedifica SA	18,560	1,365,793
Alexandria Real Estate Equities, Inc.	17,840	1,363,511
American Healthcare REIT, Inc.	144,040	5,565,706
Ventas, Inc.	112,814	7,578,844
Welltower, Inc.	109,992	18,156,379

		34,030,233

Hotel & Resort REITs – 1.0%
Japan Hotel REIT Investment Corp.	1,115	612,775
Ryman Hospitality Properties, Inc.	39,695	3,773,407
Xenia Hotels & Resorts, Inc.	168,530	2,142,016

		6,528,198

Industrial REITs – 5.9%
CapitaLand Ascendas REIT(a)	1,594,100	3,413,170
Dream Industrial Real Estate Investment Trust	78,404	651,858
GLP J-REIT	1,993	1,746,477
Goodman Group	313,413	7,007,434
Japan Logistics Fund, Inc.(b)	2,591	1,608,309
Lineage, Inc.(b)	25,929	1,118,836
LondonMetric Property PLC	711,960	1,791,767
Prologis, Inc.	138,877	14,829,286
Segro PLC	94,070	801,733
STAG Industrial, Inc.	133,719	4,590,573
Tritax Big Box REIT PLC	947,136	1,761,787

		39,321,230

Office REITs – 2.1%
BXP, Inc.	20,920	1,368,796
COPT Defense Properties	160,070	4,366,709
Cousins Properties, Inc.	82,370	2,232,227
Daiwa Office Investment Corp.	1,605	3,728,861
Nippon Building Fund, Inc.	2,274	2,086,003

		13,782,596

Real Estate Management & Development – 6.2%
Azrieli Group Ltd.	12,900	1,267,414
CapitaLand Investment Ltd./Singapore(b)	459,400	978,431
Castellum AB(b)	68,650	781,481

Company	Shares	U.S. $ Value

Catena AB	34,043	$1,537,866
CTP NV	23,645	501,478
Fastighets AB Balder - Class B(a)	328,398	2,217,373
Grainger PLC	344,700	931,922
Katitas Co., Ltd.(b)	51,800	868,593
LEG Immobilien SE	15,910	1,262,832
Mitsubishi Estate Co., Ltd.	135,800	2,542,504
Mitsui Fudosan Co., Ltd.	598,600	5,350,466
Pandox AB	44,976	803,106
PSP Swiss Property AG (REG)	24,392	4,138,452
Shurgard Self Storage Ltd.	18,460	732,535
Sumitomo Realty & Development Co., Ltd.	69,600	2,542,430
Sun Hung Kai Properties Ltd. - Class H	248,500	2,951,550
Swire Properties Ltd. - Class H	1,225,600	3,284,866
TAG Immobilien AG	73,230	1,177,395
Unibail-Rodamco-Westfield	29,310	2,841,290
VGP NV(b)	9,409	989,448
Vonovia SE	110,294	3,423,037

		41,124,469

Residential REITs – 5.2%
Comforia Residential REIT, Inc.(b)	707	1,388,723
Independence Realty Trust, Inc.	324,310	5,438,679
Invitation Homes, Inc.	165,873	5,084,007
Killam Apartment Real Estate Investment Trust	130,920	1,730,986
Mid-America Apartment Communities, Inc.	58,867	8,384,427
Sun Communities, Inc.	16,789	2,082,340
UDR, Inc.	153,242	6,020,878
UMH Properties, Inc.	158,022	2,572,598
UNITE Group PLC (The)	145,620	1,435,725

		34,138,363

Retail REITs – 5.7%
Acadia Realty Trust	235,030	4,399,762
Brixmor Property Group, Inc.	213,770	5,585,810
Frasers Centrepoint Trust	764,061	1,302,954
Hammerson PLC	334,310	1,306,384
Klepierre SA	34,390	1,312,733
Link REIT - Class H	377,960	2,105,900
NETSTREIT Corp.	206,449	3,763,565
Realty Income Corp.	88,703	4,978,900
Scentre Group	1,100,334	2,633,362
Simon Property Group, Inc.	56,937	9,325,711
Supermarket Income Reit PLC	950,645	1,000,655

		37,715,736

Specialized REITs – 7.8%
Digital Realty Trust, Inc.	73,159	12,908,174
Equinix, Inc.	15,508	12,176,416
Extra Space Storage, Inc.	60,817	8,171,372
Iron Mountain, Inc.	45,338	4,414,108
Public Storage	21,970	5,974,522
VICI Properties, Inc.	246,513	8,036,324

		51,680,916

		283,838,084

Company	Shares	U.S. $ Value

Energy – 7.2%
Energy Equipment & Services – 0.5%
Saipem SpA(b)	729,822	$1,950,836
Vallourec SACA	87,605	1,637,256

		3,588,092

Oil, Gas & Consumable Fuels – 6.7%
Cameco Corp. (New York)	13,841	1,037,106
Cameco Corp. (Toronto)	6,637	498,302
Chevron Corp.	31,300	4,746,332
ConocoPhillips	36,747	3,503,459
Coterra Energy, Inc.	26,346	642,579
Denison Mines Corp.(a) (b)	206,158	424,040
EOG Resources, Inc.	24,413	2,930,048
Exxon Mobil Corp.	100,388	11,207,316
Gazprom PJSC(a) (c) (d) (e)	818,956	0
Imperial Oil Ltd.	2,830	235,963
Inpex Corp.	77,700	1,106,351
LUKOIL PJSC(a) (c) (d) (e)	20,541	0
NexGen Energy Ltd.(a) (b)	52,800	354,388
Paladin Energy Ltd.(a) (b)	119,020	466,125
Shell PLC	265,828	9,552,025
Targa Resources Corp.	703	116,986
Texas Pacific Land Corp.	561	543,121
TotalEnergies SE	85,949	5,110,997
Uranium Energy Corp.(a)	34,290	297,294
Var Energi ASA	461,336	1,580,240

		44,352,672

		47,940,764

Information Technology – 6.2%
Communications Equipment – 0.2%
Motorola Solutions, Inc.	1,943	852,938

Electronic Equipment, Instruments & Components – 0.2%
Celestica, Inc.(a)	5,988	1,197,125
TDK Corp.	11,900	144,977

		1,342,102

IT Services – 0.5%
Gartner, Inc.(a)	3,168	1,072,843
GoDaddy, Inc. - Class A(a)	6,468	1,045,099
VeriSign, Inc.	4,433	1,191,901

		3,309,843

Semiconductors & Semiconductor Equipment – 2.3%
Broadcom, Inc.	3,507	1,030,006
Enphase Energy, Inc.(a)	15,161	490,610
First Solar, Inc.(a)	3,427	598,800
Jinko Solar Co., Ltd. - Class A(a)	132,912	96,414
KLA Corp.	732	643,450
Lam Research Corp.	7,726	732,734
LONGi Green Energy Technology Co., Ltd. - Class A(a)	45,900	100,366
Monolithic Power Systems, Inc.	1,730	1,230,445

Company	Shares	U.S. $ Value

NAURA Technology Group Co., Ltd. - Class A	5,940	$275,883
NVIDIA Corp.	50,853	9,045,223
SUMCO Corp.	135,500	1,059,718
Xinyi Solar Holdings Ltd. - Class H(a) (b)	206,000	79,748

		15,383,397

Software – 2.1%
AppLovin Corp. - Class A(a)	3,964	1,548,735
Autodesk, Inc.(a)	4,305	1,304,889
Dropbox, Inc. - Class A(a)	12,722	345,657
Fortinet, Inc.(a)	12,796	1,278,320
Gen Digital, Inc.	9,152	269,892
HubSpot, Inc.(a)	1,284	667,231
Microsoft Corp.	11,863	6,328,910
Nutanix, Inc. - Class A(a)	3,551	266,929
Oracle Corp.	3,172	804,958
Zoom Communications, Inc.(a)	16,100	1,192,205

		14,007,726

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.	28,621	5,940,861

		40,836,867

Materials – 5.7%
Chemicals – 1.4%
Air Liquide SA	852	167,619
Air Products & Chemicals, Inc.	1,271	365,896
Albemarle Corp.	5,572	378,060
Arkema SA	8,744	594,604
CF Industries Holdings, Inc.	21,322	1,979,321
Corteva, Inc.	13,682	986,883
Linde PLC	874	402,267
Mitsubishi Chemical Group Corp.	237,100	1,291,430
Nippon Sanso Holdings Corp.	3,800	134,495
Nutrien Ltd.	14,857	881,317
SOL SpA	6,249	333,747
Sumitomo Chemical Co., Ltd.	233,700	584,505
Tianqi Lithium Corp. - Class A(a)	13,400	70,991
Toray Industries, Inc.	36,500	249,655
Umicore SA	16,890	266,926
Yara International ASA	24,542	907,248

		9,594,964

Containers & Packaging – 0.1%
Smurfit WestRock PLC	16,996	754,282

Metals & Mining – 4.2%
Agnico Eagle Mines Ltd.	18,120	2,249,438
Anglo American PLC	46,718	1,314,555
Antofagasta PLC	66,865	1,648,998
ArcelorMittal SA	48,742	1,519,589
Artemis Gold, Inc.(a)	41,020	750,474
China Hongqiao Group Ltd. - Class H(b)	732,000	1,930,940
CMOC Group Ltd. - Class A	309,800	384,090
Endeavour Mining PLC	64,689	1,962,331
Glencore PLC(a)	400,589	1,607,692

Company	Shares	U.S. $ Value

Hudbay Minerals, Inc.(b)	108,502	$1,007,026
Kinross Gold Corp.	9,964	159,427
Lundin Gold, Inc.	8,149	377,162
Lundin Mining Corp.	186,761	1,907,238
Lynas Rare Earths Ltd.(a) (b)	15,629	105,018
MMC Norilsk Nickel PJSC (ADR)(a) (c) (d) (e)	66,074	0
Newmont Corp.	39,431	2,448,665
Pilbara Minerals Ltd.(a) (b)	273,515	277,538
Rio Tinto PLC	82,695	4,925,263
Teck Resources Ltd. - Class B	48,868	1,586,255
Vale SA (Sponsored ADR)	72,730	693,117
Valterra Platinum Ltd.(b)	16,387	731,482

		27,586,298

		37,935,544

Industrials – 4.5%
Aerospace & Defense – 0.4%
Airbus SE	6,373	1,281,324
MTU Aero Engines AG	781	336,891
Rheinmetall AG	495	979,850

		2,598,065

Building Products – 0.2%
AGC, Inc.	8,700	261,824
Johnson Controls International PLC	3,968	416,640
Owens Corning	3,723	519,098

		1,197,562

Commercial Services & Supplies – 0.5%
Aker Carbon Capture ASA	2,555,634	37,845
Cintas Corp.	6,166	1,372,243
TOPPAN Holdings, Inc.	30,300	816,531
Veralto Corp.	9,465	992,216

		3,218,835

Construction & Engineering – 0.8%
Arcosa, Inc.	6,380	547,915
Cadeler A/S(a)	3,445	18,135
Eiffage SA	4,456	598,153
EMCOR Group, Inc.	2,462	1,544,880
Kumagai Gumi Co., Ltd.	69,300	2,061,606
Quanta Services, Inc.	1,304	529,594

		5,300,283

Electrical Equipment – 1.4%
ABB Ltd. (REG)	4,335	283,067
Bloom Energy Corp. - Class A(a)	18,665	697,884
BWX Technologies, Inc.	3,771	572,928
Contemporary Amperex Technology Co., Ltd. - Class A	8,500	311,200
Eaton Corp. PLC	1,257	483,593
Eve Energy Co., Ltd. - Class A	32,500	199,291
GE Vernova, Inc.	1,061	700,568
Hubbell, Inc.	1,122	490,853
LG Energy Solution Ltd.(a)	210	57,406

Company	Shares	U.S. $ Value

NARI Technology Co., Ltd. - Class A	57,300	$174,189
NEXTracker, Inc. - Class A(a)	11,487	669,233
Nordex SE(a)	16,864	413,942
NuScale Power Corp.(a) (b)	4,752	238,598
nVent Electric PLC	4,706	369,045
Prysmian SpA	2,632	210,201
Rockwell Automation, Inc.	3,937	1,384,682
Schneider Electric SE	498	128,879
Siemens Energy AG(a)	3,022	349,883
Sungrow Power Supply Co., Ltd. - Class A	33,000	329,400
Sunrun, Inc.(a)	79,413	814,777
Sunwoda Electronic Co., Ltd. - Class A	93,938	280,166
Vestas Wind Systems A/S	13,752	251,085

		9,410,870

Ground Transportation – 0.2%
Uber Technologies, Inc.(a)	16,381	1,437,433

Industrial Conglomerates – 0.0%
Hitachi Ltd.	900	27,540
Siemens AG (REG)	712	181,349

		208,889

Machinery – 0.2%
AGCO Corp.	7,195	848,794
Yangzijiang Shipbuilding Holdings Ltd.	252,800	495,849

		1,344,643

Passenger Airlines – 0.3%
International Consolidated Airlines Group SA	133,358	668,559
Qantas Airways Ltd.	181,210	1,256,753

		1,925,312

Professional Services – 0.3%
Robert Half, Inc.	20,966	773,855
Verisk Analytics, Inc.	4,220	1,176,156

		1,950,011

Transportation Infrastructure – 0.2%
Aena SME SA	47,116	1,268,745

		29,860,648

Financials – 3.8%
Banks – 1.6%
ABN AMRO Bank NV	10,965	316,981
AIB Group PLC	156,725	1,236,348
Banco Bilbao Vizcaya Argentaria SA	91,325	1,523,142
Banco de Sabadell SA	211,198	779,511
Banco Santander SA	157,554	1,353,512
Barclays PLC	214,947	1,050,665
Citigroup, Inc.	17,761	1,664,206
First Citizens BancShares, Inc./NC - Class A	195	388,978
ING Groep NV	15,483	360,838
JPMorgan Chase & Co.	815	241,435
NatWest Group PLC	194,189	1,347,978
Toronto-Dominion Bank (The)	2,247	163,660

Company	Shares	U.S. $ Value

UniCredit SpA	2,612	$192,175

		10,619,429

Capital Markets – 0.9%
Ameriprise Financial, Inc.	2,267	1,174,737
Blackstone, Inc.	4,528	783,163
Hong Kong Exchanges & Clearing Ltd. - Class H	12,400	671,073
Moody’s Corp.	2,647	1,365,137
Singapore Exchange Ltd.	35,900	440,192
TMX Group Ltd.	29,626	1,204,625

		5,638,927

Consumer Finance – 0.2%
Ally Financial, Inc.	31,678	1,199,012
Synchrony Financial	3,448	240,222

		1,439,234

Financial Services – 0.5%
EXOR NV(c)	6,023	580,475
HA Sustainable Infrastructure Capital, Inc.	20,323	527,788
Mastercard, Inc. - Class A	3,714	2,103,870

		3,212,133

Insurance – 0.6%
Arch Capital Group Ltd.	8,424	724,969
iA Financial Corp., Inc.	8,271	809,610
Japan Post Holdings Co., Ltd.	133,500	1,236,299
Progressive Corp. (The)	1,437	347,812
Talanx AG	4,517	598,715
Unipol Assicurazioni SpA	9,087	182,264

		3,899,669

		24,809,392

Health Care – 2.6%
Biotechnology – 0.5%
AbbVie, Inc.	5,989	1,132,041
Gilead Sciences, Inc.	7,334	823,535
Incyte Corp.(a)	8,247	617,618
United Therapeutics Corp.(a)	1,950	535,665

		3,108,859

Health Care Equipment & Supplies – 0.5%
Dexcom, Inc.(a)	14,232	1,149,519
Edwards Lifesciences Corp.(a)	5,582	442,708
IDEXX Laboratories, Inc.(a)	2,439	1,303,182
Insulet Corp.(a)	1,526	440,098
STERIS PLC	1,767	400,208

		3,735,715

Health Care Providers & Services – 1.1%
Cencora, Inc.	4,467	1,277,920
Chartwell Retirement Residences	272,801	3,486,797
McKesson Corp.	1,895	1,314,258

Company	Shares	U.S. $ Value

Universal Health Services, Inc. - Class B	6,480	$1,078,596

		7,157,571

Life Sciences Tools & Services – 0.1%
QIAGEN NV	12,760	632,713

Pharmaceuticals – 0.4%
Bristol-Myers Squibb Co.	9,059	392,345
Novartis AG (REG)	13,470	1,534,058
Zoetis, Inc.	4,573	666,698

		2,593,101

		17,227,959

Consumer Discretionary – 2.5%
Automobiles – 0.5%
BYD Co., Ltd. - Class A	18,300	266,115
BYD Co., Ltd. - Class H(b)	18,000	262,815
Geely Automobile Holdings Ltd. - Class H	199,000	446,360
Li Auto, Inc. - Class H(a)	16,500	216,013
NIO, Inc. (ADR)(a)	7,089	34,523
Rivian Automotive, Inc. - Class A(a) (b)	25,734	331,197
Seres Group Co., Ltd. - Class A	11,800	207,417
Tesla, Inc.(a)	3,791	1,168,652
XPeng, Inc. - Class H(a) (b)	23,400	212,940
Zhejiang Leapmotor Technology Co., Ltd. - Class H(a) (f)	21,100	162,248

		3,308,280

Broadline Retail – 0.9%
Amazon.com, Inc.(a)	11,459	2,682,667
Dollarama, Inc.	6,910	944,440
MercadoLibre, Inc.(a)	553	1,312,761
Next PLC	5,829	946,169

		5,886,037

Distributors – 0.1%
D’ieteren Group(b)	1,435	283,460

Hotels, Restaurants & Leisure – 0.5%
Booking Holdings, Inc.	277	1,524,625
Expedia Group, Inc.	6,538	1,178,278
Yum! Brands, Inc.	5,194	748,715

		3,451,618

Household Durables – 0.0%
Desarrolladora Homex SAB de CV(a) (c)	1,590	0
Panasonic Holdings Corp.	25,200	238,375

		238,375

Specialty Retail – 0.3%
Carvana Co.(a)	1,199	467,814
Home Depot, Inc. (The)	4,873	1,790,876

		2,258,690

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.2%
Pandora A/S	7,167	$1,183,240

		16,609,700

Utilities – 2.3%
Electric Utilities – 1.4%
Alliant Energy Corp.	7,381	479,839
CEZ AS	6,151	356,385
Constellation Energy Corp.	1,330	462,627
Edison International	24,595	1,281,891
EDP SA	115,354	498,601
Endesa SA	9,436	272,978
Enel SpA	37,323	329,125
Equatorial Energia SA	17,800	108,303
Fortum Oyj	24,609	451,470
Iberdrola SA	13,298	233,730
NextEra Energy, Inc.	5,687	404,118
NRG Energy, Inc.	7,949	1,329,073
Oklo, Inc.(a)	4,360	333,932
PG&E Corp.	140,538	1,970,343
SSE PLC	6,303	154,501
Terna - Rete Elettrica Nazionale	24,261	234,748

		8,901,664

Independent Power and Renewable Electricity Producers – 0.5%
AES Corp. (The)	55,587	730,969
Boralex, Inc. - Class A	17,060	386,115
China Longyuan Power Group Corp., Ltd. - Class H(b)	62,000	55,908
China Resources Power Holdings Co., Ltd. - Class H(b)	74,000	183,378
China Yangtze Power Co., Ltd. - Class A	52,700	204,046
Clearway Energy, Inc. - Class C	13,452	438,939
ERG SpA(b)	4,673	101,238
Meridian Energy Ltd.(b)	12,754	42,826
Northland Power, Inc.(b)	30,095	491,737
Orsted AS(a)	1,048	49,394
ReNew Energy Global PLC - Class A(a)	23,839	181,176
RWE AG	6,577	269,823
Vistra Corp.	1,550	323,237

		3,458,786

Multi-Utilities – 0.4%
Centrica PLC	548,881	1,193,132
Engie SA	27,342	614,599
National Grid PLC	25,891	363,822
Public Service Enterprise Group, Inc.	5,759	517,101

		2,688,654

		15,049,104

Communication Services – 2.1%
Diversified Telecommunication Services – 0.1%
Infrastrutture Wireless Italiane SpA(b)	54,160	640,296
Telenor ASA	20,324	311,788

		952,084

Company	Shares	U.S. $ Value

Entertainment – 0.7%
Electronic Arts, Inc.	8,151	$1,242,946
Netflix, Inc.(a)	1,705	1,976,777
Walt Disney Co. (The)	13,290	1,582,972

		4,802,695

Interactive Media & Services – 0.9%
Alphabet, Inc. - Class A	10,157	1,949,128
Alphabet, Inc. - Class C	4,600	887,156
Meta Platforms, Inc. - Class A	4,150	3,209,776

		6,046,060

Media – 0.4%
Dentsu Group, Inc.	55,100	1,086,604
Fox Corp. - Class B	23,449	1,199,182

		2,285,786

		14,086,625

Consumer Staples – 0.9%
Beverages – 0.4%
Coca-Cola HBC AG(a)	23,620	1,227,583
Monster Beverage Corp.(a)	20,643	1,212,777

		2,440,360

Consumer Staples Distribution & Retail – 0.4%
Costco Wholesale Corp.	1,139	1,070,250
Empire Co., Ltd. - Class A	29,727	1,183,845
George Weston Ltd.	2,874	546,114

		2,800,209

Tobacco – 0.1%
Imperial Brands PLC	14,200	553,507

		5,794,076

Total Common Stocks (cost $470,073,933)		533,988,763

INVESTMENT COMPANIES – 2.5%
Funds and Investment Trusts – 2.5%(g)
iShares Global Energy ETF	165,210	6,644,746
iShares MSCI Global Metals & Mining Producers ETF	173,000	6,639,740
VanEck Gold Miners ETF/USA	67,470	3,484,151

Total Investment Companies (cost $16,310,524)		16,768,637

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a) (c) (d) (cost $1,347)	1,321	3,336

Company	Shares	U.S. $ Value

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040 (a) (b) (c) (d) (cost $0)	421	$0

SHORT-TERM INVESTMENTS – 14.1%
Investment Companies – 14.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(g) (h) (i) (cost $93,417,227)	93,417,227	93,417,227

Total Investments Before Security Lending Collateral for Securities Loaned – 97.2% (cost $579,803,031)		644,177,963

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(g) (h) (i) (cost $3,896,680)	3,896,680	3,896,680

Total Investments – 97.8% (cost $583,699,711)(j)		648,074,643
Other assets less liabilities – 2.2%		14,636,092

Net Assets – 100.0%		$662,710,735

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Brent Crude Oil Futures	216	November 2025	$15,037,920	$612,313
Coffee ‘C’ Futures	45	December 2025	4,871,813	(1,450,494)
Copper Futures	94	September 2025	10,233,075	(1,203,446)
Corn Futures	371	December 2025	7,675,063	(528,226)
Cotton No. 2 Futures	77	December 2025	2,589,125	(33,427)
Euro STOXX 50 Index Futures	53	September 2025	3,229,823	(1,886)
FTSE 100 Index Futures	13	September 2025	1,566,449	37,198
Gasoline RBOB Futures	44	December 2025	3,562,390	161,827
Gold 100 OZ Futures	130	December 2025	43,531,800	(527,766)
Hang Seng Index Futures	2	August 2025	315,236	(8,521)
KC HRW Wheat Futures	110	December 2025	2,996,125	(336,123)
Lean Hogs Futures	60	August 2025	2,571,000	265,296
Live Cattle Futures	102	October 2025	9,104,520	1,183,321
LME Lead Futures	29	September 2025	1,415,207	(61,857)
LME Nickel Futures	38	September 2025	3,383,251	(80,145)
LME Primary Aluminum Futures	144	September 2025	9,229,896	(141,948)
LME Zinc Futures	41	September 2025	2,831,071	50,594
Low SU Gasoil Futures	74	January 2026	4,946,900	139,780
MSCI Emerging Markets Index Futures	199	September 2025	12,321,085	308,526
Natural Gas Futures	313	December 2025	14,075,610	(487,197)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
NY Harbor ULSD Futures	41	December 2025	$4,034,990	$103,995
OMXS 30 Index Futures	16	August 2025	421,891	5,554
S&P 500 E-Mini Futures	85	September 2025	27,090,562	1,453,703
S&P/TSX 60 Index Futures	6	September 2025	1,404,128	36,535
Silver Futures	57	September 2025	10,462,920	(156,329)
Soybean Futures	214	January 2026	10,780,250	(290,709)
Soybean Meal Futures	171	December 2025	4,719,600	(660,845)
Soybean Oil Futures	241	December 2025	7,915,404	1,704,140
SPI 200 Futures	6	September 2025	838,947	15,541
Sugar 11 (World) Futures	363	September 2025	6,647,256	(541,842)
TOPIX Index Futures	10	September 2025	1,955,570	108,030
Wheat (CBT) Futures	176	December 2025	4,774,000	(476,501)
WTI Crude Futures	169	December 2025	11,172,590	499,256
Sold Contracts
Bloomberg Commodity Index Futures	3,901	September 2025	39,470,318	1,606,264

				$1,304,611

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	37,040	USD	6,612	08/04/2025	$(3,011)
Bank of America NA	USD	6,606	BRL	37,040	08/04/2025	9,201
Bank of America NA	CNH	100,011	USD	13,966	08/07/2025	93,147
Bank of America NA	USD	4,328	CNH	30,969	08/07/2025	(32,071)
Bank of America NA	ZAR	23,643	USD	1,310	08/07/2025	12,727
Bank of America NA	USD	1,815	NZD	3,005	08/21/2025	(44,099)
Bank of America NA	USD	2,458	TWD	71,847	08/22/2025	(54,674)
Bank of America NA	JPY	181,819	USD	1,270	08/27/2025	60,822
Bank of America NA	USD	3,118	JPY	452,743	08/27/2025	(108,541)
Bank of America NA	USD	2,389	NOK	24,197	09/04/2025	(47,708)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	CHF	10,674	USD	13,502	09/10/2025	$301,111
Bank of America NA	USD	1,966	CHF	1,554	09/10/2025	(43,838)
Bank of America NA	COP	3,242,414	USD	804	09/17/2025	32,803
Bank of America NA	USD	4,790	HUF	1,658,817	09/17/2025	(67,405)
Bank of America NA	GBP	2,999	USD	4,030	09/19/2025	67,655
Barclays Capital, Inc.	BRL	37,394	USD	6,687	08/04/2025	8,897
Barclays Capital, Inc.	USD	6,675	BRL	37,394	08/04/2025	3,040
Barclays Capital, Inc.	USD	11,515	INR	990,781	08/14/2025	(200,750)
Barclays Capital, Inc.	AUD	817	USD	531	08/21/2025	6,020
Barclays Capital, Inc.	NZD	932	USD	562	08/21/2025	12,289
Barclays Capital, Inc.	USD	512	NZD	846	08/21/2025	(13,210)
Barclays Capital, Inc.	USD	3,184	TWD	93,432	08/22/2025	(58,025)
Barclays Capital, Inc.	USD	6,636	BRL	37,394	09/03/2025	(10,410)
Barclays Capital, Inc.	SEK	115,190	USD	12,173	09/04/2025	382,422
Barclays Capital, Inc.	USD	521	SEK	4,929	09/04/2025	(16,912)
Barclays Capital, Inc.	COP	5,451,930	USD	1,334	09/17/2025	37,603
Barclays Capital, Inc.	MYR	21,669	USD	5,133	09/17/2025	48,824
Barclays Capital, Inc.	USD	621	PEN	2,211	09/17/2025	(6,742)
Barclays Capital, Inc.	USD	2,146	KRW	2,958,320	10/14/2025	(16,834)
Barclays Capital, Inc.	USD	7,833	IDR	127,871,652	10/24/2025	(103,200)
BNP Paribas SA	USD	2,685	MXN	51,389	08/22/2025	34,188
Citibank NA	CNH	10,118	USD	1,414	08/07/2025	10,311
Citibank NA	AUD	868	USD	574	08/21/2025	15,695
Citibank NA	USD	575	NZD	956	08/21/2025	(11,514)
Citibank NA	TWD	98,828	USD	3,316	08/22/2025	9,844
Citibank NA	USD	1,674	TWD	49,232	08/22/2025	(27,334)
Citibank NA	USD	1,472	JPY	215,342	08/27/2025	(39,948)
Citibank NA	CAD	1,496	USD	1,092	08/28/2025	10,761
Citibank NA	SEK	4,900	USD	519	09/04/2025	17,348
Citibank NA	USD	510	NOK	5,263	09/04/2025	(945)
Citibank NA	USD	8,239	EUR	7,041	09/10/2025	(183,815)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank NA	GBP	2,352	USD	3,165	09/19/2025	$57,633
Citibank NA	KRW	2,283,680	USD	1,665	10/14/2025	22,017
Citibank NA	USD	2,339	KRW	3,206,029	10/14/2025	(31,813)
Deutsche Bank AG	USD	1,656	ZAR	29,514	08/07/2025	(36,352)
Deutsche Bank AG	INR	413,900	USD	4,793	08/14/2025	66,400
Deutsche Bank AG	USD	3,358	INR	289,817	08/14/2025	(48,827)
Deutsche Bank AG	USD	871	AUD	1,331	08/21/2025	(15,823)
Deutsche Bank AG	USD	823	JPY	118,644	08/27/2025	(33,839)
Deutsche Bank AG	CAD	3,032	USD	2,218	08/28/2025	26,720
Deutsche Bank AG	USD	4,563	CAD	6,169	08/28/2025	(104,861)
Deutsche Bank AG	USD	1,250	PEN	4,453	09/17/2025	(12,064)
Deutsche Bank AG	USD	584	IDR	9,517,560	10/24/2025	(8,898)
Deutsche Bank AG	PHP	75,671	USD	1,334	10/28/2025	37,034
Goldman Sachs Bank USA	BRL	18,610	USD	3,333	08/04/2025	9,852
Goldman Sachs Bank USA	USD	3,322	BRL	18,610	08/04/2025	1,513
Goldman Sachs Bank USA	AUD	13,044	USD	8,523	08/21/2025	138,076
Goldman Sachs Bank USA	NZD	20,646	USD	12,518	08/21/2025	348,031
Goldman Sachs Bank USA	USD	2,428	NZD	3,999	08/21/2025	(70,827)
Goldman Sachs Bank USA	JPY	251,795	USD	1,748	08/27/2025	73,921
Goldman Sachs Bank USA	USD	2,150	JPY	314,398	08/27/2025	(60,552)
Goldman Sachs Bank USA	CHF	860	USD	1,090	09/10/2025	26,038
Goldman Sachs Bank USA	USD	599	EUR	510	09/10/2025	(15,153)
Goldman Sachs Bank USA	USD	1,944	HUF	664,740	09/17/2025	(51,240)
Goldman Sachs Bank USA	GBP	1,459	USD	1,965	09/19/2025	36,450
Goldman Sachs Bank USA	USD	6,761	GBP	5,027	09/19/2025	(119,080)
HSBC Bank USA	BRL	18,964	USD	3,385	08/04/2025	(1,542)
HSBC Bank USA	USD	3,396	BRL	18,964	08/04/2025	(9,431)
HSBC Bank USA	USD	1,383	TWD	40,386	08/22/2025	(32,153)
HSBC Bank USA	JPY	363,781	USD	2,555	08/27/2025	136,558
HSBC Bank USA	USD	8,155	JPY	1,187,147	08/27/2025	(262,372)
HSBC Bank USA	CAD	29,651	USD	21,656	08/28/2025	227,895
HSBC Bank USA	USD	1,040	NOK	10,505	09/04/2025	(24,190)
HSBC Bank USA	IDR	19,053,784	USD	1,166	10/24/2025	14,514
JPMorgan Chase Bank	USD	1,493	ZAR	26,307	08/07/2025	(48,806)
JPMorgan Chase Bank	ZAR	52,149	USD	2,932	08/07/2025	70,003
JPMorgan Chase Bank	USD	4,907	AUD	7,529	08/21/2025	(67,388)
JPMorgan Chase Bank	USD	3,836	NZD	6,308	08/21/2025	(117,744)
JPMorgan Chase Bank	USD	940	JPY	139,070	08/27/2025	(15,912)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	CAD	1,825	USD	1,342	08/28/2025	$22,877
JPMorgan Chase Bank	USD	12,208	CAD	16,562	08/28/2025	(239,175)
JPMorgan Chase Bank	SEK	29,960	USD	3,110	09/04/2025	42,993
JPMorgan Chase Bank	USD	3,792	NOK	38,476	09/04/2025	(70,056)
JPMorgan Chase Bank	COP	2,091,903	USD	514	09/17/2025	16,528
JPMorgan Chase Bank	PLN	25,230	USD	6,849	09/17/2025	121,558
Morgan Stanley Capital Services, Inc.	CNH	67,227	USD	9,365	08/07/2025	39,726
Morgan Stanley Capital Services, Inc.	USD	1,798	ZAR	32,347	08/07/2025	(22,780)
Morgan Stanley Capital Services, Inc.	ZAR	14,250	USD	802	08/07/2025	19,416
Morgan Stanley Capital Services, Inc.	AUD	9,092	USD	5,945	08/21/2025	100,538
Morgan Stanley Capital Services, Inc.	USD	987	AUD	1,510	08/21/2025	(16,306)
Morgan Stanley Capital Services, Inc.	USD	2,982	NZD	4,942	08/21/2025	(69,181)
Morgan Stanley Capital Services, Inc.	MXN	10,998	USD	573	08/22/2025	(8,605)
Morgan Stanley Capital Services, Inc.	USD	1,438	MXN	27,048	08/22/2025	(6,824)
Morgan Stanley Capital Services, Inc.	JPY	106,802	USD	748	08/27/2025	37,529
Morgan Stanley Capital Services, Inc.	CAD	6,709	USD	4,919	08/28/2025	71,182
Morgan Stanley Capital Services, Inc.	DKK	8,244	USD	1,289	09/04/2025	25,843
Morgan Stanley Capital Services, Inc.	USD	1,148	SEK	10,848	09/04/2025	(37,526)
Morgan Stanley Capital Services, Inc.	USD	6,461	EUR	5,480	09/10/2025	(191,604)
Morgan Stanley Capital Services, Inc.	CLP	6,222,051	USD	6,605	09/17/2025	207,619
Morgan Stanley Capital Services, Inc.	COP	7,123,209	USD	1,760	09/17/2025	65,649
Morgan Stanley Capital Services, Inc.	CZK	144,235	USD	6,783	09/17/2025	78,769
Morgan Stanley Capital Services, Inc.	PEN	9,106	USD	2,557	09/17/2025	25,244
Morgan Stanley Capital Services, Inc.	GBP	909	USD	1,232	09/19/2025	31,422
State Street Bank & Trust Co.	USD	450	ZAR	8,124	08/07/2025	(3,919)
State Street Bank & Trust Co.	ZAR	6,250	USD	349	08/07/2025	6,175
State Street Bank & Trust Co.	AUD	870	USD	566	08/21/2025	6,853
State Street Bank & Trust Co.	NZD	1,053	USD	639	08/21/2025	18,602
State Street Bank & Trust Co.	USD	445	AUD	681	08/21/2025	(6,846)
State Street Bank & Trust Co.	USD	1,061	NZD	1,755	08/21/2025	(26,231)
State Street Bank & Trust Co.	USD	837	MXN	15,603	08/22/2025	(11,584)
State Street Bank & Trust Co.	JPY	192,174	USD	1,314	08/27/2025	35,685
State Street Bank & Trust Co.	USD	709	JPY	103,750	08/27/2025	(19,076)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	CAD	2,689	USD	1,983	08/28/2025	$38,853
State Street Bank & Trust Co.	USD	647	CAD	874	08/28/2025	(15,193)
State Street Bank & Trust Co.	NOK	857	USD	85	09/04/2025	1,840
State Street Bank & Trust Co.	USD	808	DKK	5,124	09/04/2025	(22,774)
State Street Bank & Trust Co.	USD	1,349	NOK	13,634	09/04/2025	(30,215)
State Street Bank & Trust Co.	USD	363	SEK	3,442	09/04/2025	(10,332)
State Street Bank & Trust Co.	CHF	287	USD	363	09/10/2025	8,122
State Street Bank & Trust Co.	EUR	1,261	USD	1,486	09/10/2025	43,373
State Street Bank & Trust Co.	USD	362	CHF	287	09/10/2025	(7,003)
State Street Bank & Trust Co.	THB	220,612	USD	6,866	09/12/2025	93,859
State Street Bank & Trust Co.	SGD	392	USD	307	09/18/2025	4,423
State Street Bank & Trust Co.	GBP	327	USD	441	09/19/2025	8,633
State Street Bank & Trust Co.	HKD	227	USD	29	10/14/2025	27
UBS	NZD	4,972	USD	2,952	08/21/2025	21,032
UBS	USD	3,904	AUD	5,956	08/21/2025	(75,843)
UBS	USD	11,828	NZD	19,776	08/21/2025	(170,925)
UBS	MXN	10,767	USD	572	08/22/2025	2,530
UBS	NOK	41,494	USD	4,103	09/04/2025	88,721
UBS	USD	10,120	NOK	102,370	09/04/2025	(216,027)
UBS	USD	2,530	COP	10,365,623	09/17/2025	(64,496)
UBS	USD	3,011	GBP	2,245	09/19/2025	(44,687)
UBS	USD	2,319	KRW	3,187,837	10/14/2025	(25,026)

						$60,897

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	42,000	11/14/2026	CPI#	2.630%	Maturity	$(333,141)	$—	$(333,141)
USD	42,000	11/14/2034	2.584%	CPI#	Maturity	(44,790)	—	(44,790)

						$(377,931)	$—	$(377,931)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	110,190	04/25/2030	1.900%	CPI#	Maturity	$3,475,941	$—	$3,475,941
Goldman Sachs International	USD	46,980	03/16/2031	2.289%	CPI#	Maturity	423,738	—	423,738

							$3,899,679	$—	$3,899,679

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Bank of America NA
MLABGLIN(1)	SOFR plus 0.47%	Quarterly	USD	30,011	04/15/2026	$97,665
Citibank NA
Bloomberg Commodity Index	0.00%	Maturity	USD	38,527	09/15/2025	(1,638,131)
Pay Total Return on Reference Obligation
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.70%	Quarterly	USD	29,026	10/15/2025	434,137
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.70%	Quarterly	USD	15,764	10/15/2025	235,790
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.71%	Quarterly	USD	11,121	10/15/2025	69,409
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.69%	Quarterly	USD	6,532	10/15/2025	40,724
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.85%	Quarterly	USD	25,932	01/15/2026	163,636
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.51%	Quarterly	USD	16,361	01/15/2026	100,606
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.85%	Quarterly	USD	14,817	01/15/2026	93,500
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.40%	Quarterly	USD	16,736	04/15/2026	102,040
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.47%	Quarterly	USD	20,414	06/15/2026	(315,256)

						$(615,880)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC	09/28/2021-01/11/2022	$3,987,579	$0	0.00%
LUKOIL PJSC	01/07/2021-01/11/2022	1,631,127	0	0.00%
MMC Norilsk Nickel PJSC (ADR)	05/11/2018-01/11/2022	1,656,923	0	0.00%

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2025, the market value of this security amounted to $162,248 or 0.0% of net assets.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

As of July 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $98,139,065 and gross unrealized depreciation of investments was $(29,492,757), resulting in net unrealized appreciation of $68,646,308.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CVR – Contingent Value Right

EPRA – European Public Real Estate Association

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NAREIT – National Association of Real Estate Investment Trusts

OBFR – Overnight Bank Funding Rate

OMXS – Stockholm Stock Exchange

PJSC – Public Joint Stock Company

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

(1) The following table represents the 50 largest equity basket holdings underlying the total return swap in MLABGLIN as of July 31, 2025.

Security Description	Shares	Current Notional		Percent of Basket’s Value
Enbridge, Inc.	45,998	USD	2,087,731	6.9%
American Tower Corp.	7,891		1,644,498	5.5%
Vinci SA	11,404		1,587,226	5.3%
National Grid PLC	1,068		1,498,661	5.0%
Williams Cos., Inc. (The)	18,920		1,134,253	3.8%
TC Energy Corp.	22,357		1,069,843	3.6%
Energy Transfer LP	48,739		879,244	2.9%
Kinder Morgan, Inc.	31,007		870,052	2.9%
Cheniere Energy, Inc.	3,569		841,887	2.8%
ONEOK, Inc.	9,899		812,793	2.7%
Sempra	9,502		776,099	2.6%
Enterprise Products Partners L	23,407		725,374	2.4%
Crown Castle, Inc.	6,756		709,971	2.4%
Exelon Corp.	15,349		689,768	2.3%
Transurban Group	67,036		596,488	2.0%
Targa Resources Corp.	3,583		596,320	2.0%
Consolidated Edison, Inc.	5,532		572,529	1.9%
Ferrovial SE	10,774		553,664	1.8%
Fortis, Inc./Canada	10,345		507,295	1.7%
Cellnex Telecom SA	13,854		491,538	1.6%
PG&E Corp.	34,542		484,275	1.6%
Pembina Pipeline Corp.	12,442		463,479	1.5%
American Water Works Co., Inc.	3,085		432,658	1.4%
Aena SME SA	15,452		417,300	1.4%
SBA Communications Corp.	1,772		398,180	1.3%
Atmos Energy Corp.	2,457		383,168	1.3%
Eversource Energy	5,684		375,681	1.3%
CenterPoint Energy, Inc.	9,573		371,632	1.2%
Edison International	6,146		320,310	1.1%
MPLX LP	5,817		305,390	1.0%
Terna - Rete Elettrica Naziona	31,307		302,857	1.0%
NiSource, Inc.	6,949		294,984	1.0%
Snam SpA	45,069		261,736	0.9%
Tokyo Gas Co., Ltd.	7,536		252,830	0.8%
Hydro One Ltd.	6,892		244,278	0.8%
United Utilities Group PLC	149		222,540	0.7%
Cia de Saneamento Basico do Es	11,054		213,127	0.7%
Severn Trent PLC	59		207,545	0.7%
Grupo Aeroportuario del Pacifi	887		203,745	0.7%
Hong Kong & China Gas Co., Ltd.	221,108		197,448	0.7%
Redeia Corp. SA	9,371		181,802	0.6%
DT Midstream, Inc.	1,660		170,494	0.6%
Auckland International Airport	37,440		166,433	0.6%
Brookfield Infrastructure Part	5,292		165,118	0.5%
Keyera Corp.	4,928		154,902	0.5%
APA Group	28,298		152,865	0.5%
Essential Utilities, Inc.	4,084		150,273	0.5%
China Tower Corp., Ltd.	103,345		144,815	0.5%
Plains All American Pipeline L	7,446		135,890	0.5%
Getlink SE	7,203		131,078	0.4%
Other Long	689,370		3,489,167	11.6%

COUNTRY BREAKDOWN1

July 31, 2025 (unaudited)

53.1%	United States
5.4%	Japan
4.7%	United Kingdom
4.1%	Australia
3.5%	Canada
2.3%	France
1.5%	Singapore
1.4%	Hong Kong
1.4%	Germany
1.1%	Spain
1.1%	China
0.8%	Italy
0.8%	Sweden
4.3%	Other
14.5%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Belgium, Brazil, Chile, Czech Republic, Denmark, Finland, India, Ireland, Israel, Luxembourg, Mexico, Netherlands, New Zealand, Norway, Portugal, Russia, South Africa, South Korea and Switzerland.

All Market Real Return Portfolio

July 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Real Estate	$185,312,694	$98,525,390	$—		$283,838,084
Energy	26,536,934	21,403,830	0	(a)	47,940,764
Information Technology	39,079,761	1,757,106	—		40,836,867
Materials	17,992,057	19,943,487	0	(a)	37,935,544
Industrials	16,618,830	13,241,818	—		29,860,648
Financials	12,939,224	11,870,168	—		24,809,392
Health Care	15,061,188	2,166,771	—		17,227,959
Consumer Discretionary	12,184,548	4,425,152	—		16,609,700
Utilities	9,755,204	5,293,900	—		15,049,104
Communication Services	12,047,937	2,038,688	—		14,086,625
Consumer Staples	4,012,986	1,781,090	—		5,794,076
Investment Companies	16,768,637	—	—		16,768,637
Rights	—	—	3,336		3,336
Warrants	—	—	0	(a)	—
Short-Term Investments	93,417,227	—	—		93,417,227
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,896,680	—	—		3,896,680

Total Investments in Securities	465,623,907	182,447,400	3,336	(a)	648,074,643
Other Financial Instruments(b):
Assets:
Futures	8,291,873	—	—		8,291,873
Forward Currency Exchange Contracts	—	3,752,984	—		3,752,984
Inflation (CPI) Swaps	—	3,899,679	—		3,899,679
Total Return Swaps	—	1,337,507	—		1,337,507
Liabilities:
Futures	(6,987,262)	—	—		(6,987,262)
Forward Currency Exchange Contracts	—	(3,692,087)	—		(3,692,087)
Centrally Cleared Inflation (CPI) Swaps	—	(377,931)	—		(377,931)
Total Return Swaps	—	(1,953,387)	—		(1,953,387)

Total	$466,928,518	$185,414,165	$3,336	(a)	$652,346,019

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2025 is as follows:

Fund	Market Value 10/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$166,038	$273,758	$346,379	$93,417	$4,304
AB Government Money Market Portfolio*	4,823	42,166	43,092	3,897	99
Total	$170,861	$315,924	$389,471	$97,314	$4,403

*	Investments of cash collateral for securities lending transactions.